Share capital	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH

	Number of shares	Nominal value ($ million)
At January 1, 2024	6,524,109,049	544
Repurchases of shares	(199,993,563)	(17)
At June 30, 2024	6,324,115,486	528
At January 1, 2023	7,003,503,393	584
Repurchases of shares	(268,292,487)	(22)
At June 30, 2023	6,735,210,906	562
At Shell plc’s Annual General Meeting on May 21, 2024, the Board was authorised to allot ordinary shares in Shell plc, and to grant rights to subscribe for, or to convert, any security into ordinary shares in Shell plc, up to an aggregate nominal amount of approximately €150 million (representing approximately 2,147 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 20, 2025, or the end of the Annual General Meeting to be held in 2025, unless previously renewed, revoked or varied by Shell plc in a general meeting.